Income Taxes - Narrative (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Operating Loss Carryforwards [Line Items]
Tax liability			$ 0	$ 0
Income tax expense	$ 0	$ 0	0	0
Increase in valuation allowance			4,500,000
Unrecognized tax benefits			391,000	$ 0
Unrecognized tax benefits that would impact effective tax rate			0
Decrease in unrecognized tax benefits is reasonably possible			0
Increase in unrecognized tax benefits is reasonably possible			0
Domestic Tax Authority
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards, subject to expiration			500,000
Operating loss carryforwards, not subject to expiration			13,100,000
Domestic Tax Authority | Research Tax Credit Carryforward
Operating Loss Carryforwards [Line Items]
Tax credit carryforward, amount			800,000
State and Local Jurisdiction
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards, subject to expiration			7,700,000
State and Local Jurisdiction | Research Tax Credit Carryforward
Operating Loss Carryforwards [Line Items]
Tax credit carryforward, amount			$ 900,000